Organization, Business Operations and Basis of Presentation.	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deerfield Healthcare Technology Acquisitions Corp
Organization, Business Operations and Basis of Presentation.

1.   Organization, Business Operations and Basis of Presentation.

Incorporation

Deerfield Healthcare Technology Acquisitions Corp. (the “Company”) is a blank check company incorporated in Delaware on May 8, 2020.

Sponsor

The Company’s sponsor is DFHTA Sponsor LLC, a Delaware limited liability company (the “Sponsor”).

Business Purpose

The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more operating businesses that it has not yet selected (“Business Combination”).

As of March 31, 2021, the Company has not commenced any operations. All activity for the period from May 8, 2020 (inception) through March 31, 2021 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”) described below, and subsequent to the Initial Public Offering, the search for a target for its initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering of Units (as defined in Note 3 below), although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward completing a Business Combination. Furthermore, there is no assurance that the Company will be able to successfully complete a Business Combination.

Financing

The registration statement for the Initial Public Offering was declared effective on July 16, 2020. On July 21, 2020, the Company consummated the Initial Public Offering of 14,375,000 units (the “Units” and, with respect to the Class A common stock included in the Units, the “Public Shares”), including the issuance of 1,875,000 Units as a result of the underwriters’ exercise of their over-allotment option in full, at $10.00 per Unit, generating gross proceeds of approximately $143.8 million, and incurring offering costs of approximately $7.5 million, inclusive of approximately $4.4 million in deferred underwriting commissions (Note 5).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 2,916,667 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”), at a price of $1.50 per Private Placement Warrant to the Sponsor, generating gross proceeds to the Company of approximately $4.4 million (Note 4).

Trust Account

Upon the closing of the Initial Public Offering and the Private Placement, approximately $143.8 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement was placed in a trust account (the “Trust Account”) and invested in permitted United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a‑7 promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations.

The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest earned on the funds that may be released to the Company to pay taxes, none of the funds held in Trust Account will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of any of the Public Shares to its holders (the “Public Stockholders”) properly tendered in connection with a stockholder vote to amend the Company’s certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares or with respect to any other material provision relating to stockholders’ rights or pre-initial business combination activity, or (iii) the redemption of 100% of the Public Shares if the Company does not complete a business combination by July 21, 2022.

The Company, after signing a definitive agreement for a business combination, will either (i) seek stockholder approval of the business combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the business combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to fund its working capital requirements (subject to an annual limit of $500,000) and/or to pay its taxes, or (ii) provide the Public Stockholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to commencement of the tender offer, including interest earned on the funds held in the Trust Account and not previously released to the Company to fund its working capital requirements and/or to pay taxes,. The decision as to whether the Company will seek stockholder approval of the business combination or will allow stockholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval. If the Company seeks stockholder approval, it will complete its business combination only if a majority of the outstanding shares of common stock voted are voted in favor of the business combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 upon consummation of the Company’s initial business combination and after payment of underwriters’ fees and commissions. In such case, the Company would not proceed with the redemption of its Public Shares and the related business combination, and instead may search for an alternate business combination.

If the Company holds a stockholder vote in connection with a business combination, a Public Stockholder will have the right to redeem its shares for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to fund its working capital requirements (subject to an annual limit of $500,000) and/or to pay its taxes. As a result, such common stock was recorded at redemption amount and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Financial Accounting Standards Board (“FASB”), Accounting Standard Codification (“ASC”) 480, “Distinguishing Liabilities from Equity (“ASC 480”).” The amount in the Trust Account was initially at $10.00 per Public Share ($143.75 million held in the Trust Account divided by 14,375,000 Public Shares).

The Company will have 24 months from the closing of the Initial Public Offering, or July 21, 2022, to complete its initial business combination (the “Combination Period”). If the Company does not complete a business combination within this period of time, it will (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares for a per share pro rata portion of the Trust Account, including interest and not previously released to the Company to fund its working capital requirements (subject to an annual limit of $500,000) (less taxes payable and up to $100,000 of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its remaining stockholders, as part of its plan of dissolution and liquidation. The Sponsor and the Company’s executive officers and independent director nominees (the “initial stockholders”) entered into a letter agreement with the Company, pursuant to which they have waived their rights to participate in any redemption with respect to their Founder Shares (as defined below); however, if the initial stockholders or any of the Company’s officers, directors or affiliates acquire shares of common stock in or after the Initial Public Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s redemption or liquidation in the event the Company does not complete a business combination within the required time period. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the Initial Public Offering price per Unit in the Initial Public Offering.

Basis of Presentation

The accompanying unaudited condensed financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, the unaudited condensed financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the period presented. Operating results for the period for the three months ended March 31, 2021 are not necessarily indicative of the results that may be expected for the period ending December 31, 2021.

The accompanying unaudited condensed financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Form 10‑K/A filed by the Company with the SEC on April 28, 2021.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, we, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s unaudited condensed financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accountant standards used.

Proposed Business Combination

On December 18, 2020, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) by and among the Company, the entities listed in Annex I to the Business Combination Agreement (collectively, the “CareMax Group”), IMC Holdings, LLC, a Delaware limited liability company (“IMC Parent” and, together with the CareMax Group, each a “Seller” and any other party that subsequent to the date of the Business Combination Agreement executes a joinder in form and substance reasonably acceptable to the Company, collectively, the “Sellers”), CareMax Medical Group, LLC, a Florida limited liability company (“CareMax”), IMC Medical Group Holdings, LLC, a Delaware limited liability company (“IMC” and, together with CareMax, each a “Company” and collectively, the “Companies”), and Deerfield Partners, L.P. (“Deerfield Partners”) (solely for purposes of certain exclusivity and non-redemption provisions).

The Business Combination Agreement generally provides for (a) the sale and transfer of 100% of the equity interests in CareMax by the CareMax Group to the Company, (the “CareMax Units”) and (b) the sale and transfer of 100% of the equity interests in IMC by IMC Parent to the Company, (the “IMC Units”), as a result of which, upon consummation of the Business Combination, IMC and CareMax will become wholly-owned subsidiaries of the Company. CareMax is a tech-enabled, value based senior care provider serving Medicare Advantage patients. IMC is a value based senior care provider that provides primary, specialty and ancillary services to Medicare, Medicaid and Commercial/ACA patients. Upon the closing of the Business Combination, it is expected that the Company will be renamed CareMax, Inc., and remain listed on the Nasdaq stock market under a new ticker symbol.

Consideration

Subject to the satisfaction or waiver of certain conditions set forth in the Business Combination Agreement, the closing consideration payable by the Company to the CareMax Group in exchange for the CareMax Units will be equal to:

(a) An amount in cash equal to $364,000,000, multiplied by 68%, subject to pre-closing adjustments, including adjustments based on estimated cash, debt and working capital at closing of the Business Combination; and

(b) A number of shares of the Company’s Class A common stock, rounded down to the nearest whole number, equal to $364,000,000, multiplied by 32% and divided by a reference price of $10, subject to pre-closing adjustments, including adjustments based on estimated cash, debt and working capital at closing of the Business Combination.

Subject to the satisfaction or waiver of certain conditions set forth in the Business Combination Agreement, the closing consideration payable by the Company to IMC Parent in exchange for the IMC Units will be equal to:

(a) An amount equal to (A) the product of $250,000,000, multiplied by 45%, subject to pre-closing adjustments, including adjustments based on estimated cash, debt and working capital at closing of the Business Combination; and

(b) A number of shares of the Company’s Class A common stock, rounded down to the nearest whole number, equal to (A) $250,000,000, multiplied by 55% and divided by a reference price of $10, subject to pre-closing adjustments, including adjustments based on estimated cash, debt and working capital at closing of the Business Combination.

Escrow Consideration

At the closing of the Business Combination, the Company will deposit $500,000 and $1,000,000 into adjustment escrow accounts (the “Adjustment Escrow Amounts”), and of such $500,000 amount, 68% will be in cash and 32% will be in shares of the Company’s Class A common stock, and of such $1,000,000 amount, 45% will be in cash and 55% will be in shares of the Company’s Class A common stock (the “Adjustment Escrow Shares”), for the purpose of securing post-closing adjustment obligations of the CareMax Group and IMC Parent, respectively. Following the date on which the closing consideration is finally determined, pursuant to the Business Combination Agreement, all or a portion of the applicable Adjustment Escrow Amounts will either be released to the applicable Seller or to the Company in accordance with certain adjustment mechanisms.

Earnout

Up to an additional 2,900,000 shares of the Company’s Class A common stock (the “IMC Earnout Shares”) are payable after the closing of the Business Combination to IMC Parent if: (i) at any time during the 12-month period following the closing of the Business Combination (“First Earnout Period”) the volume weighted average trading price of the Company’s Class A common stock equals or exceeds $12.50 on any 20 trading days in any 30-day trading period (the “$12.50 Share Price Trigger”), then 1,450,000 IMC Earnout Shares will be issued and paid to IMC Parent, and (ii) at any time during the 24-month period following the closing date of the Business Combination (the “Second Earnout Period”) the volume weighted average trading price of the Company’s Class A common stock equals or exceeds $15.00 on any 20 trading days in any 30-day trading period (the “$15.00 Share Price Trigger” and together with the $12.50 Share Price Trigger, the “Share Price Triggers”), then 1,450,000 IMC Earnout Shares will be issued and paid to IMC Parent. If the $12.50 Share Price Trigger is not satisfied but the $15.00 Share Price Trigger is satisfied, the Company shall issue and pay to IMC Parent 2,900,000 shares of the Company’s Class A common stock in connection with the satisfaction of the $15.00 Share Price Trigger.

Up to an additional 3,500,000 shares of the Company’s Class A common stock (the “CareMax Earnout Shares”) are payable after the closing of the Business Combination to the members of the CareMax Group if: (i) if during the First Earnout Period the volume weighted average trading price of the Company’s Class A common stock equals or exceeds the $12.50 Share Price Trigger, then 1,750,000 CareMax Earnout Shares will be issued and paid to the members of the CareMax Group, and (ii) at any time during the Second Earnout Period the volume weighted average trading price of the Company’s Class A common stock equals or exceeds the $15.00 Share Price Trigger, then 1,750,000 CareMax Earnout Shares will be issued and paid to the members of the CareMax Group. If the $12.50 Share Price Trigger is not satisfied but the $15.00 Share Price Trigger is satisfied, the Company shall issue and pay to the members of the CareMax Group 3,500,000 shares of the Company’s Class A common stock in connection with the satisfaction of the $15.00 Share Price Trigger.

The Company’s Class A common stock to be issued in connection with the transactions contemplated by the Business Combination Agreement will not be registered under the Securities Act and will be issued in reliance on the exemption from registration requirements thereof provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder as a transaction by an issuer not involving a public offering.

Consummation of the transactions contemplated by the Business Combination Agreement is subject to customary conditions of the respective parties, including the approval of the Company’s stockholders in accordance with the second amended and restated certificate of incorporation (our “Current Charter”). It is a condition to the closing under the Business Combination Agreement that at the closing date, after giving effect to (i) the redemptions each holder of the Company’s Class A common stock is entitled to and (ii) the sale and issuance of the Company’s Class A common stock pursuant to the Deerfield Subscription Agreements (defined below), the Subscription Agreements (defined below) and the sale and issuance of other securities of the Company between the signing and closing, the amount of cash available to the Company in the aggregate, including amounts held in the Trust Account, shall be no less than $50,000,000.

In addition, consummation of the transactions contemplated by the Business Combination Agreement is subject to other closing conditions, including, among others: (i) that all applicable waiting periods and any extensions thereof under applicable antitrust, competition or similar laws have expired or been terminated; (ii) that there has been no material adverse effect on the applicable Company Group (as defined in the Business Combination Agreement); and (iii) that the Company shall not redeem the Company’s Class A common stock in an amount that would cause its net tangible assets to be less than $5,000,001.

Other Agreements

In connection with the Business Combination, the following additional agreements were also executed and filed with the SEC by the Company on an Annual Report on Form 10-K/A filed on April 28, 2021:

Lock-up Agreement

In connection with the execution of the Business Combination Agreement, the Company entered into a lock-up agreement, dated December 18, 2020 (the “Lock-up Agreement”), with the Sponsor, Deerfield Partners, certain other stockholders of the Company and the Sellers (collectively, the “Lock-up Holders”), pursuant to which, subject to certain exceptions and effective on the closing date, each of the Lock-up Holders have agreed to not transfer any shares of the Company’s Class A common stock held by such Lock-up Holder until the earlier of (i) six,  nine or twelve months (as applicable to shares of the Company’s Class A common stock of the Lock-up Holder) after the date of the closing, (ii) only with respect to certain shares of the Company’s Class A common stock of the Lock-up Holders, the date on which, subsequent to the Business Combination, the VWAP of the Company’s Class A common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 calendar days after the closing, and (iii) the date following the completion of the transactions contemplated by the Business Combination Agreement on which the Company completes a Change in Control Transaction (as defined in the Business Combination Agreement).

Amended and Restated Registration Rights Agreement

In connection with the execution of the Business Combination Agreement, the Company, the Sellers, the Sponsor, Deerfield Partners and the other parties thereto (collectively, the “Rights Holders”) entered into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), which amends and restates in its entirety the existing Registration Rights Agreement, dated July 16, 2020, by and between the Company and the parties thereto. The Registration Rights Agreement will become effective upon the closing of the Business Combination, if consummated. If the Business Combination is not consummated, the existing registration rights agreement will remain in full force and effect. Pursuant to the terms of the Registration Rights Agreement, the Company will be obligated to file a registration statement to register the resale of certain of the Company’s Class A common stock held by the Rights Holders. In addition, pursuant to the terms of the Registration Rights Agreement and subject to certain requirements and customary conditions, including with regard to the number of demand rights that may be exercised, the Rights Holders may demand at any time or from time to time, that the Company file a registration statement on Form S-1 or Form S-3 to register certain shares of the Company’s Class A common stock held by such Rights Holders. The Registration Rights Agreement will also provide the Rights Holders with “piggy-back” registration rights, subject to certain requirements and customary conditions.

Subscription Agreements

In connection with the execution of the Business Combination Agreement, the Company entered into certain subscription agreements, each dated December 18, 2020 (the “Subscription Agreements”), with certain investors, pursuant to which such investors have agreed to purchase an aggregate of 30,500,000 shares of Class A common stock (together, the “Subscriptions”), for a purchase price of $10.00 per share, for an aggregate purchase price of $305,000,000, to be issued immediately prior to and conditioned upon the effectiveness of the consummation of the Business Combination (the “Third Party PIPE Investments”). The obligations of each party to consummate the Subscriptions are conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Business Combination Agreement. The Company’s Class A common stock to be issued in connection with the Subscription Agreements and the transactions contemplated thereby will not be registered under the Securities Act and will be issued in reliance on the exemption from registration requirements thereof provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder as a transaction by an issuer not involving a public offering.

Deerfield Subscription Agreements

In connection with the execution of the Business Combination Agreement, the Company entered into certain subscription agreements, each dated December 18, 2020 (the “Deerfield Subscription Agreements”), with each of Deerfield Partners and the Sponsor, pursuant to which such investors have agreed to purchase an aggregate of 10,000,000 shares of the Company’s Class A common stock (the “Deerfield Subscription”), for a purchase price of $10.00 per share, for an aggregate purchase price of $100,000,000, to be issued immediately prior to and conditioned upon the effectiveness of the consummation of the Business Combination (the “Deerfield PIPE Investments”). The obligations of each party to consummate the Deerfield Subscription are conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Business Combination Agreement. The Company’s Class A common stock to be issued in connection with the Deerfield Subscription Agreements and the transactions contemplated thereby will not be registered under the Securities Act and will be issued in reliance on the exemption from registration requirements thereof provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder as a transaction by an issuer not involving a public offering.

Consent and Waiver Letter

In connection with the execution of the Business Combination Agreement, the Company, Deerfield Partners and the Sponsor entered into a certain Consent and Waiver Letter (the “Consent and Waiver Letter”) pursuant to which, among other things, Deerfield Partners consented to the consummation of the Business Combination as required under that certain Letter Agreement, dated as of July 16, 2020 (the “July 16 Letter Agreement”), pursuant to which the Company agreed not to consummate its initial Business Combination (as defined in the July 16 Letter Agreement) without the consent of Deerfield Partners. In the Consent and Waiver Letter, the Sponsor, the holder of a majority of the outstanding the Company’s Class B common stock, also waived, in accordance with the Current Charter, any adjustment of the conversion provisions in Section 4.3(b)(ii) of our Current Charter that would, as a result of the consummation of the Business Combination or the transactions contemplated by the Business Combination Agreement, including the issuance of the stock portion of the closing consideration, the issuance, if at all, of Adjustment Escrow Shares, the IMC Earnout Shares, or CareMax Earnout Shares, the Third Party PIPE Investments or the Deerfield PIPE Investments, in each case, cause the Class B common stock to convert to Class A common stock at a ratio of greater than one-for-one upon consummation of the Business Combination contemplated by the Business Combination Agreement.

In addition, the Company received a commitment letter from certain lending affiliates of Royal Bank of Canada to syndicate and arrange debt financing in connection with the Business Combination.

Liquidity and Going Concern Considerations

The accompanying unaudited condensed financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. As of March 31, 2021, the Company had approximately $390,000 in its operating bank account and a working capital deficit of approximately $4.3 million (including tax obligations of approximately $49,000). Further, the Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans.

In addition, in order to finance transaction costs in connection an intended business combination, the Sponsor may, but is not obligated to, provide the Company Working Capital Loans (see Note 4). Up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post-business combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans to date. As of March 31, 2021, the Company had no Working Capital Loans outstanding.

Prior to the completion of the Initial Public Offering, the Company’s liquidity needs have been satisfied through the cash receipt of $25,000 from the Sponsor in exchange for the issuance of the Founder Shares, and a $200,000 Note issued to the Sponsor, which was repaid by the Company on July 16, 2020 (Note 4). Subsequent to the consummation of the Initial Public Offering and Private Placement, the Company’s liquidity needs have been satisfied with the proceeds from the consummation of the Private Placement not held in the Trust Account.

The Company will need to raise additional capital through loans or additional investments from its Sponsor, an affiliate of the Sponsor, or its officers or directors. The Company’s officers, directors and Sponsor, or their affiliates, may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. In connection with the Company’s assessment of going concern considerations in accordance with FASB Accounting Standards Update (“ASU”) 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined these conditions raise substantial doubt about the Company’s ability to continue as a going concern through the Combination Period, which is the date the Company is required cease all operations except for the purpose of winding up if it has not completed a business combination. These unaudited condensed financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 1 — Organization, Business Operations and Basis of Presentation

Incorporation

Deerfield Healthcare Technology Acquisitions Corp. (the “Company”) is a blank check company incorporated in Delaware on May 8, 2020.

Sponsor

The Company’s sponsor is DFHTA Sponsor LLC, a Delaware limited liability company (the “Sponsor”).

Business Purpose

The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisitions, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

All activity for the period from May 8, 2020 (inception) through December 31, 2020 relates to the Company’s formation and the preparation of the initial public offering (the “Initial Public Offering”) described below, and since the Initial Public Offering, the search for a prospective initial business combination. The Company will not generate any operating revenues until after the completion of its initial business combination, at the earliest. The Company generates non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering.

Financing

The registration statement for the Initial Public Offering was declared effective on July 16, 2020. On July 21, 2020, the Company consummated the Initial Public Offering of 14,375,000 units (the “Units” and, with respect to the Class A common stock included in the Units, the “Public Shares”), including the issuance of 1,875,000 Units as a result of the underwriters’ exercise of their over-allotment option in full, at $10.00 per Unit, generating gross proceeds of approximately $143.8 million, and incurring offering costs of approximately $7.5 million, inclusive of approximately $4.4 million in deferred underwriting commissions (Note 4).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 2,916,667 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”), at a price of $1.50 per Private Placement Warrant to the Sponsor, generating gross proceeds to the Company of approximately $4.4 million (Note 5).

Trust Account

Upon the closing of the Initial Public Offering and the Private Placement, approximately $143.8 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering  and  certain  of the  proceeds  of the Private Placement  was placed in a trust account (the “Trust Account”) and invested in permitted United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a‑7 promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations.

The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest earned on the funds that may be released to the Company to pay taxes, none of the funds held in Trust Account will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of any of the Public Shares to its holders (the “Public Stockholders”) properly tendered in connection with a stockholder vote to amend the Company’s certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares or with respect to any other material provision relating to stockholders’ rights or pre-initial business combination activity, or (iii) the redemption of 100% of the Public Shares if the Company does not complete a business combination by July 21, 2022.

The Company, after signing a definitive agreement for a business combination, will either (i) seek stockholder approval of the business combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the business combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to fund its working capital requirements (subject to an annual limit of $500,000) and/or to pay its taxes, or (ii) provide the Public Stockholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to commencement of the tender offer, including interest earned on the funds held in the Trust Account and not previously released to the Company to fund its working capital requirements and/or to pay taxes,. The decision as to whether the Company will seek stockholder approval of the business combination or will allow stockholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval. If the Company seeks stockholder approval, it will complete its business combination only if a majority of the outstanding shares of common stock voted are voted in favor of the business combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 upon consummation of the Company’s initial business combination and after payment of underwriters’ fees and commissions. In such case, the Company would not proceed with the redemption of its Public Shares and the related business combination, and instead may search for an alternate business combination.

If the Company holds a stockholder vote in connection with a business combination, a Public Stockholder will have the right to redeem its shares for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to fund its working capital requirements (subject to an annual limit of $500,000) and/or to pay its taxes. As a result, such common stock was recorded at redemption amount and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Financial Accounting Standards Board ("FASB"), Accounting Standard Codification ("ASC”) 480, “Distinguishing Liabilities from Equity ("ASC 480")." The amount in the Trust Account was initially at $10.00 per Public Share ($143.75 million held in the Trust Account divided by 14,375,000 Public Shares).

The Company will have 24 months from the closing of the Initial Public Offering, or July 21, 2022, to complete its initial business combination (the “Combination Period”). If the Company does not complete a business combination within this period of time, it will (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares for a per share pro rata portion of the Trust Account, including interest and not previously released to the Company to fund its working capital requirements (subject to an annual limit of $500,000) (less taxes payable and up to $100,000 of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its remaining stockholders, as part of its plan of dissolution and liquidation. The Sponsor and the Company’s executive officers and independent director nominees (the “initial stockholders”) entered into a letter agreement with the Company, pursuant to which they have waived their rights to participate in any redemption with respect to their Founder Shares (as defined below); however, if the initial stockholders or any of the Company’s officers, directors or affiliates acquire shares of common stock in or after the Initial Public Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s redemption or liquidation in the event the Company does not complete a business combination within the required time period. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the Initial Public Offering price per Unit in the Initial Public Offering.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

As described in Note 2-Restatement of Previously Issued Financial Statements, the Company's financial statements for the period from December 31, 2020, and the period from May 8, 2020 (inception) through December 31, 2020, and for the period from May 8, 2020 (inception) through September 30, 2020 (collectively, the "Affected Periods"), are restated in this Annual Report on Form 10-K/A (Amendment No. 1) (this "Annual Report") to correct the misapplication of accounting guidance related to the Company's warrants in the Company's previously issued audited and unaudited condensed financial statements for such periods. The restated financial statements are indicated as "Restated" in the audited and unaudited condensed financial statements and accompanying notes, as applicable. See Note 2-Restatement of Previously Issued Financial Statements for further discussion.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Proposed Business Combination

On December 18, 2020, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) by and among the Company, the entities listed in Annex I to the Business Combination Agreement (collectively, the “CareMax Group”), IMC Holdings, LLC, a Delaware limited liability company (“IMC Parent” and, together with the CareMax Group, each a “Seller” and any other party that subsequent to the date of the Business Combination Agreement executes a joinder in form and substance reasonably acceptable to the Company, collectively, the “Sellers”), CareMax Medical Group, LLC, a Florida limited liability company (“CareMax”), IMC Medical Group Holdings, LLC, a Delaware limited liability company (“IMC” and, together with CareMax, each a “Company” and collectively, the “Companies”), and Deerfield Partners, L.P. (“Deerfield Partners”) (solely for purposes of certain exclusivity and non redemption provisions).

The Business Combination Agreement generally provides for (a) the sale and transfer of 100% of the equity interests in CareMax by the CareMax Group to the Company, (the “CareMax Units”) and (b) the sale and transfer of 100% of the equity interests in IMC by IMC Parent to the Company, (the “IMC Units”), as a result of which, upon consummation of the Business Combination, IMC and CareMax will become wholly-owned subsidiaries of the Company. CareMax is a tech-enabled, value based senior care provider serving Medicare Advantage patients. IMC is a value based senior care provider that provides primary, specialty and ancillary services to Medicare, Medicaid and Commercial/ACA patients. Upon the closing of the Business Combination, it is expected that the Company will be renamed CareMax, Inc., and remain listed on the Nasdaq stock market under a new ticker symbol.

Consideration

Subject to the satisfaction or waiver of certain conditions set forth in the Business Combination Agreement, the closing consideration payable by the Company to the CareMax Group in exchange for the CareMax Units will be equal to:

(a) an amount in cash equal to $364,000,000, multiplied by 68%, subject to pre-closing adjustments, including adjustments based on estimated cash, debt and working capital at closing of the Business Combination; and

(b) a number of shares of the Company’s Class A common stock, rounded down to the nearest whole number, equal to $364,000,000, multiplied by 32% and divided by a reference price of $10, subject to pre-closing adjustments, including adjustments based on estimated cash, debt and working capital at closing of the Business Combination.

Subject to the satisfaction or waiver of certain conditions set forth in the Business Combination Agreement, the closing consideration payable by the Company to IMC Parent in exchange for the IMC Units will be equal to:

(a) an amount equal to (A) the product of $250,000,000, multiplied by 45%, subject to pre-closing adjustments, including adjustments based on estimated cash, debt and working capital at closing of the Business Combination; and

(b) a number of shares of the Company’s Class A common stock, rounded down to the nearest whole number, equal to (A) $250,000,000, multiplied by 55% and divided by a reference price of $10, subject to pre-closing adjustments, including adjustments based on estimated cash, debt and working capital at closing of the Business Combination.

Escrow Consideration

At the closing of the Business Combination, the Company will deposit $500,000 and $1,000,000 into adjustment escrow accounts (the “Adjustment Escrow Amounts”), and of such $500,000 amount, 68% will be in cash and 32% will be in shares of the Company’s Class A common stock, and of such $1,000,000 amount, 45% will be in cash and 55% will be in shares of the Company’s Class A common stock (the “Adjustment Escrow Shares”), for the purpose of securing post-closing adjustment obligations of the CareMax Group and IMC Parent, respectively. Following the date on which the closing consideration is finally determined, pursuant to the Business Combination Agreement, all or a portion of the applicable Adjustment Escrow Amounts will either be released to the applicable Seller or to the Company in accordance with certain adjustment mechanisms.

Earnout

Up to an additional 2,900,000 shares of the Company’s Class A common stock (the “IMC Earnout Shares”) are payable after the closing of the Business Combination to IM§C Parent if: (i) at any time during the 12-month period following the closing of the Business Combination (“First Earnout Period”) the volume weighted average trading price of the Company’s Class A common stock equals or exceeds $12.50 on any 20 trading days in any 30-day trading period (the “$12.50 Share Price Trigger”), then 1,450,000 IMC Earnout Shares will be issued and paid to IMC Parent, and (ii) at any time during the 24-month period following the closing date of the Business Combination (the “Second Earnout Period”) the volume weighted average trading price of the Company’s Class A common stock equals or exceeds $15.00 on any 20 trading days in any 30-day trading period (the “$15.00 Share Price Trigger” and together with the $12.50 Share Price Trigger, the “Share Price Triggers”), then 1,450,000 IMC Earnout Shares will be issued and paid to IMC Parent. If the $12.50 Share Price Trigger is not satisfied but the $15.00 Share Price Trigger is satisfied, the Company shall issue and pay to IMC Parent 2,900,000 shares of the Company’s Class A common stock in connection with the satisfaction of the $15.00 Share Price Trigger.

Up to an additional 3,500,000 shares of the Company’s Class A common stock (the “CareMax Earnout Shares”) are payable after the closing of the Business Combination to the members of the CareMax Group if: (i) if during the First Earnout Period the volume weighted average trading price of the Company’s Class A common stock equals or exceeds the $12.50 Share Price Trigger, then 1,750,000 CareMax Earnout Shares will be issued and paid to the members of the CareMax Group, and (ii) at any time during the Second Earnout Period the volume weighted average trading price of the Company’s Class A common stock equals or exceeds the $15.00 Share Price Trigger, then 1,750,000 CareMax Earnout Shares will be issued and paid to the members of the CareMax Group. If the $12.50 Share Price Trigger is not satisfied but the $15.00 Share Price Trigger is satisfied, the Company shall issue and pay to the members of the CareMax Group 3,500,000 shares of the Company’s Class A common stock in connection with the satisfaction of the $15.00 Share Price Trigger.

The Company’s Class A common stock to be issued in connection with the transactions contemplated by the Business Combination Agreement will not be registered under the Securities Act and will be issued in reliance on the exemption from registration requirements thereof provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder as a transaction by an issuer not involving a public offering.

Consummation of the transactions contemplated by the Business Combination Agreement is subject to customary conditions of the respective parties, including the approval of the Company’s stockholders in accordance with the second amended and restated certificate of incorporation (our “Current Charter”). It is a condition to the closing under the Business Combination Agreement that at the closing date, after giving effect to (i) the redemptions each holder of the Company’s Class A common stock is entitled to and (ii) the sale and issuance of the Company’s Class A common stock pursuant to the Deerfield Subscription Agreements (defined below), the Subscription Agreements (defined below) and the sale and issuance of other securities of the Company between the signing and closing, the amount of cash available to the Company in the aggregate, including amounts held in the Trust Account, shall be no less than $50,000,000.

In addition, consummation of the transactions contemplated by the Business Combination Agreement is subject to other closing conditions, including, among others: (i) that all applicable waiting periods and any extensions thereof under applicable antitrust, competition or similar laws have expired or been terminated; (ii) that there has been no material adverse effect on the applicable Company Group (as defined in the Business Combination Agreement); and (iii) that the Company shall not redeem the Company’s Class A common stock in an amount that would cause its net tangible assets to be less than $5,000,001.

Other Agreements

In connection with the Business Combination, the following additional agreements were also executed and filed with the SEC by the Company on a Current Report on Form 8-K/A filed on December 21, 2020:

Lock-up Agreement

In connection with the execution of the Business Combination Agreement, the Company entered into a lock-up agreement, dated December 18, 2020 (the “Lock-up Agreement”), with the Sponsor, Deerfield Partners, certain other stockholders of the Company and the Sellers (collectively, the “Lock-up Holders”), pursuant to which, subject to certain exceptions and effective on the closing date, each of the Lock-up Holders have agreed to not transfer any shares of the Company’s Class A common stock held by such Lock-up Holder until the earlier of (i) six,  nine or twelve months (as applicable to shares of the Company’s Class A common stock of the Lock-up Holder) after the date of the closing, (ii) only with respect to certain shares of the Company’s Class A common stock of the Lock-up Holders, the date on which, subsequent to the Business Combination, the VWAP of the Company’s Class A common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 calendar days after the closing, and (iii) the date following the completion of the transactions contemplated by the Business Combination Agreement on which the Company completes a Change in Control Transaction (as defined in the Business Combination Agreement).

Amended and Restated Registration Rights Agreement

In connection with the execution of the Business Combination Agreement, the Company, the Sellers, the Sponsor, Deerfield Partners and the other parties thereto (collectively, the “Rights Holders”) entered into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), which amends and restates in its entirety the existing Registration Rights Agreement, dated July 16, 2020, by and between the Company and the parties thereto. The Registration Rights Agreement will become effective upon the closing of the Business Combination, if consummated. If the Business Combination is not consummated, the existing registration rights agreement will remain in full force and effect. Pursuant to the terms of the Registration Rights Agreement, the Company will be obligated to file a registration statement to register the resale of certain of the Company’s Class A common stock held by the Rights Holders. In addition, pursuant to the terms of the Registration Rights Agreement and subject to certain requirements and customary conditions, including with regard to the number of demand rights that may be exercised, the Rights Holders may demand at any time or from time to time, that the Company file a registration statement on Form S-1 or Form S-3 to register certain shares of the Company’s Class A common stock held by such Rights Holders. The Registration Rights Agreement will also provide the Rights Holders with “piggy-back” registration rights, subject to certain requirements and customary conditions.

Subscription Agreements

In connection with the execution of the Business Combination Agreement, the Company entered into certain subscription agreements, each dated December 18, 2020 (the “Subscription Agreements”), with certain investors, pursuant to which such investors have agreed to purchase an aggregate of 30,500,000 shares of Class A common stock (together, the “Subscriptions”), for a purchase price of $10.00 per share, for an aggregate purchase price of $305,000,000, to be issued immediately prior to and conditioned upon the effectiveness of the consummation of the Business Combination (the “Third Party PIPE Investments”). The obligations of each party to consummate the Subscriptions are conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Business Combination Agreement. The Company’s Class A common stock to be issued in connection with the Subscription Agreements and the transactions contemplated thereby will not be registered under the Securities Act and will be issued in reliance on the exemption from registration requirements thereof provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder as a transaction by an issuer not involving a public offering.

Deerfield Subscription Agreements

In connection with the execution of the Business Combination Agreement, the Company entered into certain subscription agreements, each dated December 18, 2020 (the “Deerfield Subscription Agreements”), with each of Deerfield Partners and the Sponsor, pursuant to which such investors have agreed to purchase an aggregate of 10,000,000 shares of the Company’s Class A common stock (the “Deerfield Subscription”), for a purchase price of $10.00 per share, for an aggregate purchase price of $100,000,000, to be issued immediately prior to and conditioned upon the effectiveness of the consummation of the Business Combination (the “Deerfield PIPE Investments”). The obligations of each party to consummate the Deerfield Subscription are conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Business Combination Agreement. The Company’s Class A common stock to be issued in connection with the Deerfield Subscription Agreements and the transactions contemplated thereby will not be registered under the Securities Act and will be issued in reliance on the exemption from registration requirements thereof provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder as a transaction by an issuer not involving a public offering.

Consent and Waiver Letter

In connection with the execution of the Business Combination Agreement, the Company, Deerfield Partners and the Sponsor entered into a certain Consent and Waiver Letter (the “Consent and Waiver Letter”) pursuant to which, among other things, Deerfield Partners consented to the consummation of the Business Combination as required under that certain Letter Agreement, dated as of July 16, 2020 (the “July 16 Letter Agreement”), pursuant to which the Company agreed not to consummate its initial Business Combination (as defined in the July 16 Letter Agreement) without the consent of Deerfield Partners. In the Consent and Waiver Letter, the Sponsor, the holder of a majority of the outstanding the Company’s Class B common stock, also waived, in accordance with the Current Charter, any adjustment of the conversion provisions in Section 4.3(b)(ii) of our Current Charter that would, as a result of the consummation of the Business Combination or the transactions contemplated by the Business Combination Agreement, including the issuance of the stock portion of the closing consideration, the issuance, if at all, of Adjustment Escrow Shares, the IMC Earnout Shares, or CareMax Earnout Shares, the Third Party PIPE Investments or the Deerfield PIPE Investments, in each case, cause the Class B common stock to convert to Class A common stock at a ratio of greater than one-for-one upon consummation of the Business Combination contemplated by the Business Combination Agreement.

In addition, the Company received a commitment letter from certain lending affiliates of Royal Bank of Canada to syndicate and arrange debt financing in connection with the Business Combination.

Liquidity and Going Concern Considerations

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. As of December 31, 2020, the Company had approximately $0.9 million in its operating bank account, approximately $87,000 in investment income held in the Trust Account available to pay franchise tax, and a working capital deficit of approximately $2.6 million. Further, the Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans.

In addition, in order to finance transaction costs in connection an intended business combination, the Sponsor may, but is not obligated to, provide the Company Working Capital Loans (see Note 5). Up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post-business combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans to date. As of December 31, 2020, the Company had no Working Capital Loans outstanding.

Prior to the completion of the Initial Public Offering, the Company’s liquidity needs have been satisfied through the cash receipt of $25,000 from the Sponsor in exchange for the issuance of the Founder Shares, and a $200,000 Note issued to the Sponsor, which was repaid by the Company on July 16, 2020 (Note 5). Subsequent to the consummation of the Initial Public Offering and Private Placement, the Company’s liquidity needs have been satisfied with the proceeds from the consummation of the Private Placement not held in the Trust Account.

The Company will need to raise additional capital through loans or additional investments from its Sponsor, an affiliate of the Sponsor, or its officers or directors. The Company’s officers, directors and Sponsor, or their affiliates, may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. In connection with the Company’s assessment of going concern considerations in accordance with FASB Accounting Standards Update (“ASU”) 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined these conditions raise substantial doubt about the Company’s ability to continue as a going concern through the Combination Period, which is the date the Company is required cease all operations except for the purpose of winding up if it has not completed a business combination. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.